Cover	Sep. 14, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 14, 2026
Entity File Number	001-35521
Entity Registrant Name	CLEARSIGN TECHNOLOGIES CORPORATION
Entity Central Index Key	0001434524
Entity Tax Identification Number	26-2056298
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8023 E. 63rd Place, Suite 101
Entity Address, City or Town	Tulsa
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	74133
City Area Code	918
Local Phone Number	500-7312
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	CLIR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false